SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Interim Financial Information

The unaudited financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) applicable to interim financial information and the requirements of Form 10-Q and Rule 8-03 of Regulation S-X of the Securities and Exchange Commission. Accordingly, they do not include all of the information and disclosure required by accounting principles generally accepted in the United States of America for complete financial statements. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included. These financial statements should be read in conjunction with the audited financial statements as of and for the year ended December 31, 2021, as not all disclosures required by generally accepted accounting principles for annual financial statements are presented. The interim financial statements follow the same accounting policies and methods of computations as the audited financial statements as of and for the year ended December 31, 2021.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its consolidated VIE for which the Company is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries and consolidated VIE have been eliminated upon consolidation.

The accompanying consolidated financial statements reflect the activities of the following entities:

Name	Background	Ownership
Yubo International Biotech Limited (“Yubo New York”)	• A holding company• Incorporated in New York
Platinum International Biotech Co. LTD (“Platinum”)	• A Cayman Island company • Incorporated on April 7, 2020 • A holding company	100% owned by Yubo New York
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• A Hong Kong company• Incorporated on May 4, 2020 • A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• A PRC company and deemed a wholly foreign owned enterprise• Incorporated on September 4, 2020• Subscribed capital of $1,500,000 • A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• A PRC limited liability company • Incorporated on June 14, 2016• Subscribed capital of $1,531,722 (RMB 10,000,000) • Stem cell storage and bank	VIE of Yubo Chengdu WFOE
Yubo Jingzhi Biotechnology (Chengdu) Co. Ltd. (“Yubo Jingzhi”)	• A PRC company incorporated on January 21, 2021	100% owned by Yubo Beijing
Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global)	• A PRC company incorporated on December 20, 2020	100% owned by Platinum HK

On September 11, 2020, our wholly-owned subsidiary, Yubo Chengdu, entered into the following contractual arrangements with Yubo Beijing and the shareholders of Yubo Beijing (the “Yubo Shareholders”), as applicable, each of which is enforceable and valid in accordance with the laws of the PRC:

Exclusive Consulting Services Agreement

Pursuant to the Exclusive Consulting Services Agreement among Yubo Beijing, Yubo Chengdu, and the Yubo Shareholders, Yubo Chengdu agrees to provide, and Yubo Beijing agrees to accept, exclusive management services provided by Yubo Chengdu. Such management services include but are not limited to financial management, business management, marketing management, human resource management and internal control of Yubo Beijing. The Exclusive Consulting Services Agreement will remain in effect until the acquisition of all assets or equity of Yubo Beijing by Yubo Chengdu is complete (as more fully described in the Exclusive Purchase Option Agreement below). The Exclusive Consulting Services Agreement was amended in March 2022 for the sole purpose of clarifying the fee structure under such agreement. Pursuant to the amendment, Yubo Beijing agreed to compensate Yubo Chengdu for its services on an annual basis.  Under the amendment, Yubo Chengdu is entitled to receive 90% of the after-tax profit from Yubo Beijing annually following the closing of Yubo Beijing’s annual accounts.  In light of such arrangement, Yubo Chengdu is considered a primary beneficiary of benefits that are otherwise potentially significant to Yubo Beijing. The amendment did not change the contractual relationships that Yubo Chengdu has with Yubo Beijing. Since Yubo Beijing has not generated any after-tax profit to date, Yubo Beijing has not paid any fee to Yubo Chengdu to date.

Exclusive Purchase Option Agreement

Under the Exclusive Option Agreement among Yubo Beijing, Yubo Chengdu, and the Yubo Shareholders, the Yubo Shareholders granted Yubo Chengdu an irrevocable and exclusive purchase option to acquire Yubo Beijing’s equity and/or assets at a nominal consideration. Yubo Chengdu may exercise the purchase option at any time.

Equity Pledge Agreement

Under the Equity Pledge Agreement among Yubo Chengdu and the Yubo Shareholders, the Yubo Shareholders pledged all of their equity interests in Yubo Beijing, including the proceeds thereof, to guarantee all of Yubo Chengdu’s rights and benefits under the Exclusive Consulting Services Agreement and the Exclusive Option Agreement. Prior to termination of this Equity Pledge Agreement, the pledged equity interests cannot be transferred without Yubo Chengdu’s prior consent. The Yubo Shareholders covenants to Yubo Chengdu that among other things, it will only appoint/elect the candidates for the directors of Yubo Beijing nominated by Yubo Chengdu.

Financial Statements of Yubo Beijing (VIE)

The assets and liabilities of Yubo Beijing (VIE) at March 31, 2022 and December 31, 2021 consist of:

	March 31, 2022	December 31, 2021
Cash	$2,569	$8,812
Receivables (net)	154,703	158,807
Prepaid Expenses	170,722	207,521
Inventory	152,850	164,302
Due from related parties	318,764	397,590
Property and equipment (net)	56,349	63,055
Intangible assets (net)	36,762	38,876
Operating lease right of use assets	713,825	582,322
Lease security deposits	92,741	152,219
Investment in Yubo Jingzhi (A)	236,157	236,220
Receivables from other consolidated entities (A)	345,852	287,677
Total assets	2,281,294	2,297,401

Accounts payable and accrued expense	35,158	69,746
Advances from prospective customers/distributors	483,932	484,956
Due to related parties	843,013	532,121
Operating lease liabilities	713,825	582,322
Payables to other consolidated entities (A)	511,674	511,811
Total liabilities	2,587,602	2,180,956

Shareholders’ equity	$(306,308)	$116,445

(A) Eliminated in consolidation.

Except for $145,399 occupancy expense and $2,166 other operating expenses for the three months ended March 31, 2022 and except for $149,769 other operating expenses for the three months ended March 31, 2021, all revenues and expenses included in the accompanying Consolidated Statements of Operations for the three months ended March 31, 2022 and March 31, 2021 represent revenues and expenses of Yubo Beijing.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars (“$”), which is the reporting currency of the Company. The functional currency of Platinum and Platinum HK is the United States dollar. The functional currency of the Company’s subsidiaries and VIE located in the PRC is the Renminbi (“RMB”). For the entities whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period ($1=6.3546 RMB for the three months ended March 31, 2022 and $1=6.5506 RMB for the three months ended March 21, 2022), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.3517 RMB at March 31, 2022 and $1=6.3500 RMB at December 31, 2021), and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income (loss). Transaction gains and losses, which were not significant for the periods presented, are reflected in the consolidated statements of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash in bank accounts, cash in time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less.

Inventories

Inventories, mainly consisting of nebulizers and components and oral liquid health products, are stated at the lower of cost utilizing the weighted average method or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs.

The valuation of inventory requires the Company to estimate excess and slow-moving inventories. The Company evaluates the recoverability of the inventory based on expected demand and market conditions. No inventory write downs were recorded in the periods presented.

Property and Equipment

Property and equipment consist of leasehold improvements, construction in progress, air conditioning equipment, and office equipment. All property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Intangible Assets

Intangible assets consist of distribution software and patents and are stated at historical cost less accumulated amortization. Amortization of intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the respective assets. The amortization period by major asset classes is as follows:

Distribution software	5 years
Patents	20 years

Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Fair Value of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures.

The three levels are defined as follows:

Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments include cash, receivables, due from related parties, accounts payable and accrued expenses, advances from prospective customers/distributors and due to related parties. The carrying values of these financial instruments approximate their fair values due to the short-term maturities of these instruments.

For the periods presented, there were no financial assets or liabilities measured at fair value.

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

Revenue Recognition

The Company derives its revenue from the sale of nebulizers containing frozen tubes with medical fluid and from the sale of other health and personal care products. The nebulizers are sold directly to consumers on the Company’s online e-commerce platform. The Company adopted ASC 606 requires the use of a new five-step model to recognize revenue from customers. The five-step model requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

Allowance for Doubtful Accounts

Trade accounts receivable arise from the sale of products on trade credit terms. On a quarterly basis, we review all significant accounts as to their past due balances, as well as collectability of the outstanding trade account receivable for possible write off. It is our policy to write off the account receivable against the allowance account when we deem the receivable to be uncollectible. Additionally, we review orders from dealers that are significantly past due, and we ship product only when our ability to collect payment from our customer for the new order is probable.

Our allowance for doubtful accounts reflects our best estimate for losses inherent in the trade accounts receivable balance. We determine the allowance based on known troubled accounts, weighting probabilities of future conditions and expected outcomes, and other currently available evidence.

Advertising Costs

Advertising costs are expensed as incurred.

Income Taxes

The Company follows the liability method in accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Company applies the provisions of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Company will classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Net Loss per Share

Basic loss per share is computed by dividing net loss by the weighted average number of Class A and Class B common shares outstanding during the period.

Diluted loss per share reflects the potential dilution that could occur if dilutive securities (such as stock options and convertible securities) were exercised or converted into common shares. For the periods presented, the Company had no dilutive securities outstanding.

Comprehensive Loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

New Accounting Pronouncements

In February, 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) “Leases (Topic 842)”. ASU 2016-02 requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. We adopted ASU 2016-02 for interim and annual reporting periods beginning after December 15, 2018.

For finance leases, a lessee is required to do the following:

•	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet.

•	Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income.

•

Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:

•	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet.

•	Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis.

•	Classify all cash payments within operating activities in the statement of cash flows.

Other than increasing assets and liabilities at the inception of the respective leases (See Note 8), ASU 2016-02 has not had a significant effect on the Company’s financial position or results of operations.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its consolidated financial position, statements of operations or cash flows.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its consolidated VIE for which the Company is the primary beneficiary.

All transactions and balances among the Company, its subsidiaries and consolidated VIE have been eliminated upon consolidation.

The accompanying consolidated financial statements reflect the activities of the following entities:

Name	Background	Ownership
Yubo International Biotech Limited (“Yubo New York”)	• A holding company• Incorporated in New York
Platinum International Biotech Co. LTD (“Platinum”)	• A Cayman Island company • Incorporated on April 7, 2020 • A holding company	100% owned by Yubo New York
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• A Hong Kong company • Incorporated on May 4, 2020 • A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• A PRC company and deemed a wholly foreign owned enterprise• Incorporated on September 4, 2020 • Subscribed capital of $1,500,000 • A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• A PRC limited liability company• Incorporated on June 14, 2016• Subscribed capital of $1,531,722 (RMB 10,000,000) • Stem cell storage and bank	VIE of Yubo Chengdu WFOE
Yubo Jingzhi Biotechnology (ChengDu) Co. Ltd. (“Yubo Jingzhi”)	• A PRC company incorporated on January 21, 2021	100% owned by Yubo Beijing
Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global)	• A PRC company incorporated on December 20, 2020	100% owned by Platinum HK

On September 11, 2020, our wholly-owned subsidiary, Yubo Chengdu, entered into the following contractual arrangements with Yubo Beijing and the shareholders of Yubo Beijing (the “Yubo Shareholders”), as applicable, each of which is enforceable and valid in accordance with the laws of the PRC:

Exclusive Consulting Services Agreement

Pursuant to the Exclusive Consulting Services Agreement among Yubo Beijing, Yubo Chengdu, and the Yubo Shareholders, Yubo Chengdu agrees to provide, and Yubo Beijing agrees to accept, exclusive management services provided by Yubo Chengdu. Such management services include but are not limited to financial management, business management, marketing management, human resource management and internal control of Yubo Beijing. The Exclusive Consulting Services Agreement will remain in effect until the acquisition of all assets or equity of Yubo Beijing by Yubo Chengdu is complete (as more fully described in the Exclusive Purchase Option Agreement below). The Exclusive Consulting Services Agreement was amended in March 2022 for the sole purpose of clarifying the fee structure under such agreement. Pursuant to the amendment, Yubo Beijing agreed to compensate Yubo Chengdu for its services on an annual basis.  Under the amendment, Yubo Chengdu is entitled to receive 90% of the after-tax profit from Yubo Beijing annually following the closing of Yubo Beijing’s annual accounts.  In light of such arrangement, Yubo Chengdu is considered a primary beneficiary of benefits that are otherwise potentially significant to Yubo Beijing. The amendment did not change the contractual relationships that Yubo Chengdu has with Yubo Beijing. Since Yubo Beijing has not generated any after-tax profit to date, Yubo Beijing has not paid any fee to Yubo Chengdu to date.

Exclusive Purchase Option Agreement

Under the Exclusive Option Agreement among Yubo Beijing, Yubo Chengdu, and the Yubo Shareholders, the Yubo Shareholders granted Yubo Chengdu an irrevocable and exclusive purchase option to acquire Yubo Beijing's equity and/or assets at a nominal consideration. Yubo Chengdu may exercise the purchase option at any time.

Equity Pledge Agreement

Under the Equity Pledge Agreement among Yubo Chengdu and the Yubo Shareholders, the Yubo Shareholders pledged all of their equity interests in Yubo Beijing, including the proceeds thereof, to guarantee all of Yubo Chengdu’s rights and benefits under the Exclusive Consulting Services Agreement and the Exclusive Option Agreement. Prior to termination of this Equity Pledge Agreement, the pledged equity interests cannot be transferred without Yubo Chengdu’s prior consent. The Yubo Shareholders covenants to Yubo Chengdu that among other things, it will only appoint/elect the candidates for the directors of Yubo Beijing nominated by Yubo Chengdu.

Financial Statements of Yubo Beijing (VIE)

The assets and liabilities of Yubo Beijing (VIE) at December 31, 2021 and December 31, 2020 consist of:

	December 31, 2021	December 31, 2020
Cash	$8,812	$746,613
Receivables (net)	158,807	2,316
Prepaid Expenses	207,521	27,160
Inventory	164,302	67,144
Due from related parties	397,590	429,648
Property and equipment (net)	63,055	79,153
Intangible assets (net)	38,876	54,912
Operating lease right of use assets	582,322	315,207
Lease security deposits	152,219	86,811
Investment in Yubo Jingzhi (A)	236,220	-
Receivables from other consolidated entities (A)	287,677	-
Total assets	2,297,401	1,808,964

Accounts payable and accrued expense	69,746	101,175
Customer deposits	-	11,028
Advances from prospective customers/distributors	484,956	757,896
Due to related parties	532,121	91,951
Operating lease liabilities	582,322	315,207
Payables to other consolidated entities (A)	511,811	-
Total liabilities	2,180,956	1,277,257

Shareholders’ equity	$116,445	$531,707

(A) Eliminated in consolidation.

Except for $488,790 occupancy expense and $364,632 other operating expenses for the year ended December 31, 2021 and except for $114,088 other operating expenses for the year ended December 31, 2020, all revenues and expenses included in the accompanying Consolidated Statements of Operations for the year ended December 31, 2021 and December 31, 2020 represent revenues and expenses of Yubo Beijing.

Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars (“$”), which is the reporting currency of the Company. The functional currency of Platinum and Platinum HK is the United States dollar. The functional currency of the Company’s subsidiaries and VIE located in the PRC is the Renminbi (“RMB”). For the entities whose functional currencies are the RMB, results of operations and cash flows are translated at average exchange rates during the period ($1=6.3850 RMB for the year ended December 31, 2021 and $1=6.7473RMB for the year ended December 31, 2020), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.3500 RMB at December 31, 2021 and $1=6.5286 RMB at December 31, 2020), and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income (loss). Transaction gains and losses, which were not significant for the periods presented, are reflected in the consolidated statements of operations.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities on the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and judgments on historical experience and on various other assumptions and information that are believed to be reasonable under the circumstances. Estimates and assumptions of future events and their effects cannot be perceived with certainty and, accordingly, these estimates may change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Significant estimates and assumptions by management include, among others, useful lives and impairment of long-lived assets, and income taxes including the valuation allowance for deferred tax assets. While the Company believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from those estimates. Estimates and assumptions are periodically reviewed and the effects of revisions are reflected in the financial statements in the period they are determined to be necessary.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, cash in bank accounts, cash in time deposits, certificates of deposit and all highly liquid instruments with original maturities of three months or less.

Inventories

Inventories, mainly consisting of nebulizers and components and oral liquid health products, are stated at the lower of cost utilizing the weighted average method or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling costs.

The valuation of inventory requires the Company to estimate excess and slow-moving inventories. The Company evaluates the recoverability of the inventory based on expected demand and market conditions. No inventory write downs were recorded in the periods presented.

Property and Equipment

Property and equipment consist of leasehold improvements, construction in progress, air conditioning equipment, and office equipment. All property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Intangible Assets

Intangible assets consist of distribution software and patents and are stated at historical cost less accumulated amortization. Amortization of intangible assets is calculated on a straight-line basis over the shorter of the contractual terms or the expected useful lives of the respective assets. The amortization period by major asset classes is as follows:

Distribution software	5 years
Patents	20 years

 Impairment of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial position. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Fair Value of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures.

The three levels are defined as follows:

Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liabilities, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments include cash, receivables, due from related parties, accounts payable and accrued expenses, advances from prospective customers/distributors and due to related parties. The carrying values of these financial instruments approximate their fair values due to the short-term maturities of these instruments.

For the periods presented, there were no financial assets or liabilities measured at fair value.

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. The initial lease liability is equal to the future fixed minimum lease payments discounted using the Company’s incremental borrowing rate, on a secured basis. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

Revenue Recognition

The Company derives its revenue from the sale of nebulizers containing frozen tubes with medical fluid and from the sale of other health and personal care products. The nebulizers are sold directly to consumers on the Company’s online e-commerce platform. The Company adopted ASC 606 requires the use of a new five-step model to recognize revenue from customers. The five-step model requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

Allowance for Doubtful Accounts

Trade accounts receivable arise from the sale of products on trade credit terms. On a quarterly basis, we review all significant accounts as to their past due balances, as well as collectability of the outstanding trade account receivable for possible write off. It is our policy to write of the account receivable against the allowance account when we deem the receivable to be uncollectible. Additionally, we review orders from dealers that are significantly past due, and we ship product only when our ability to collect payment from our customer for the new order is probable.

Our allowance for doubtful accounts reflect our best estimate for losses inherent in the trade accounts receivable balance. We determine the allowance based on known troubled accounts, weighting probabilities of future conditions and expected outcomes, and other currently available evidence.

Advertising Costs

Advertising costs are expensed as incurred.

Income Taxes

The Company follows the liability method in accounting for income taxes in accordance with ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely than not that some portion, or all, of the deferred tax assets will not be realized.

The Company applies the provisions of ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements.

The Company will classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations.

Net Loss per Share

Basic loss per share is computed by dividing net loss by the weighted average number of Class A and Class B common shares outstanding during the period.

Diluted loss per share reflects the potential dilution that could occur if dilutive securities (such as stock options and convertible securities) were exercised or converted into common shares. For the periods presented, the Company had no dilutive securities outstanding.

Comprehensive Loss

Comprehensive loss is defined as the decrease in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss, including net loss and foreign currency translation adjustments, presented net of tax.

New Accounting Pronouncements

In February, 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) “Leases (Topic 842)”. ASU 2016-02 requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. We adopted ASU 2016-02 for interim and annual reporting periods beginning after December 15, 2018.

For finance leases, a lessee is required to do the following:

•	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet.

•	Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income.

•

Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:

•	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet.

•	Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis.

•	Classify all cash payments within operating activities in the statement of cash flows.

Other than increasing assets and liabilities at the inception of the respective leases (See Note 8), ASU 2016-02 has not had a significant effect on the Company’s financial position or results of operations.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material impact on its consolidated financial position, statements of operations or cash flows.